UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22435

Kayne Anderson Energy Development Company

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

Item 1:    Schedule of Investments.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 149.0%
Equity Investments(1) — 143.7%
Public MLP and Other Equity — 128.7%
Access Midstream Partners, L.P.	180	$8,189
Alliance Holdings GP, L.P.	66	4,080
Atlas Pipeline Partners, L.P.	104	4,035
Buckeye Partners, L.P.	82	5,772
Buckeye Partners, L.P. — Class B Units(2)(3)(4)	109	7,653
Capital Product Partners L.P.	352	3,119
Capital Product Partners L.P. — Class B Units(4)(5)	606	5,752
Crestwood Midstream Partners LP	320	8,288
Crosstex Energy, L.P.	300	5,617
DCP Midstream Partners, LP	357	17,104
El Paso Pipeline Partners, L.P.	191	7,961
Emerge Energy Services LP(4)(6)	1,684	47,113
Enbridge Energy Partners, L.P.	359	10,712
Energy Transfer Partners, L.P.(7)	407	20,869
Enterprise Products Partners L.P.(7)	381	22,628
EV Energy Partners, L.P.	202	7,371
Exterran Partners, L.P.	249	6,966
Global Partners LP	205	6,916
Inergy, L.P.	200	2,753
Inergy Midstream, L.P.	557	12,939
Kinder Morgan, Inc.	48	1,821
Kinder Morgan Energy Partners, L.P.	54	4,407
Kinder Morgan Management, LLC(2)	123	9,789
Legacy Reserves LP	88	2,374
LRR Energy, L.P.	19	286
MarkWest Energy Partners, L.P.(6)	264	17,633
Mid-Con Energy Partners, LP	99	2,367
NuStar Energy L.P.	125	5,214
NuStar GP Holdings, LLC	28	661
ONEOK, Inc.	52	2,690
ONEOK Partners, L.P.	279	13,857
PetroLogistics LP	65	782
Plains All American Pipeline, L.P.(6)	206	10,392
PVR Partners, L.P.(6)	356	8,264
QEP Midstream Partners, LP(8)	58	1,302
Regency Energy Partners LP	581	15,713
SandRidge Mississippian Trust II	100	1,337
SandRidge Permian Trust	115	1,669
Summit Midstream Partners, LP	187	6,151
SunCoke Energy Partners, L.P.	109	2,510
Tallgrass Energy Partners, LP	35	787
Targa Resources Corp.	18	1,191
Targa Resources Partners LP	116	5,690
Tesoro Logistics LP	65	3,485
USA Compression Partners, LP	126	3,075
The Williams Companies, Inc.	81	2,950

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s)

(UNAUDITED)

Description			No. of Shares/Units	Value
Public MLP and Other Equity — (continued)
VOC Energy Trust			55	$844
Western Gas Partners, LP			168	9,912
Williams Partners L.P.			432	21,311

				374,301

Private MLP and Other Private Equity(4)(6) — 15.0%
Plains All American GP LLC			3	15,527
VantaCore Partners LP — Common Units(2)			2,187	19,681
VantaCore Partners LP — Class A Preferred Units(2)(9)			345	5,685
VantaCore Partners LP — Class B Preferred Units(10)			162	2,676

				43,569

Total Equity Investments (Cost $299,885)				417,870

	Interest Rate	Maturity Date	Principal Amount
Debt Investments — 5.3%
Upstream — 2.0%
Rex Energy Corporation	8.875%	12/1/20	$2,946	3,064
RKI Exploration & Production, LLC	8.500	8/1/21	2,500	2,500

				5,564

Other Energy — 3.3%
ProPetro Services, Inc.(4)(11)	10.000	6/30/15	9,730	9,730

Total Debt Investments (Cost $15,213)				15,294

Total Long-Term Investments — 149.0% (Cost $315,098)				433,164

Credit Facility				(84,000)
Other Liabilities in Excess of Other Assets				(58,365)

Net Assets				$290,799

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	All or a portion of distributions are paid-in-kind.

(3)	On September 1, 2013, all of the Buckeye Partners, L.P. (“Buckeye”) Class B Units were converted into common units on a one-for-one basis. As of August 31, 2013, the Company valued the Class B Units at the same price as the common units.

(4)	Fair valued and restricted security.

(5)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

AUGUST 31, 2013

(amounts in 000’s)

(UNAUDITED)

(6)	The Company believes that it is an affiliate of Emerge Energy Services LP, MarkWest Energy Partners, L.P., Plains All American GP LLC, Plains All American Pipeline, L.P., PVR Partners, L.P. and VantaCore Partners LP (“VantaCore”).

(7)	In lieu of cash distributions, the Company has elected to receive distributions in additional units through the partnership’s dividend reinvestment program.

(8)	Security is not currently paying cash distributions, but is expected to pay cash distributions within the next 12 months.

(9)	The Class A Preferred Units have a liquidation preference of $17.50 per unit and were issued by VantaCore to holders of the Common and Class A Preferred Units to the extent that such units did not receive full cash distributions. The Class A Preferred Units have a minimum quarterly distribution of $0.475 per unit and are senior to VantaCore’s Common Units in liquidation preference.

(10)	The Class B Preferred Units have a liquidation preference of $17.50 per unit and a minimum quarterly distribution of $0.3825 per unit and are senior to all other equity classes of VantaCore in distributions and liquidation preference.
(11)	The First Lien Term B Loan matures on June 30, 2015 and pays interest in cash at a rate of 10.00% per annum. On September 30, 2013, ProPetro Services, Inc. repaid in full the First Lien Term B Loan held by the Company.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At August 31, 2013, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units or Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	109	$5,002	$7,653	$70.00	2.6%	1.7%
Capital Product Partners L.P.
Class B Units	(2)	(3)	606	4,654	5,752	9.49	2.0	1.4
Emerge Energy Services LP(4)
Common Units	5/9/13	(3)	1,684	26,149	47,113	27.98	16.2	10.8
Plains All American GP LLC(5)
Common Units	(2)	(6)	3	4,184	15,527	4,457	5.3	3.6
ProPetro Services, Inc.(7)
First Lien Term B Loan	2/15/07	(6)	$9,730	9,730	9,730	n/a	3.3	2.2
VantaCore Partners LP(8)(9)(10)
Class A Common Units	(2)	(6)	2,187	19,572	19,681	9.00	6.8	4.5
Class A Preferred Units	(2)	(6)	345	3,307	5,685	16.50	2.0	1.3
Class B Preferred Units	8/3/11	(6)	162	2,328	2,676	16.50	0.9	0.6

Total				$74,926	$113,817		39.1%	26.1%

Level 2 Investments(11)
Senior Notes
Rex Energy Corporation	(2)	(3)	$2,946	$2,983	$3,064	n/a	1.0%	0.7%
RKI Exploration & Production, LLC	7/15/13	(6)	2,500	2,500	2,500	n/a	0.9	0.6

Total				$5,483	$5,564		1.9%	1.3%

Total of all restricted securities				$80,409	$119,381		41.0%	27.4%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Security was acquired at various dates during the nine months ended August 31, 2013 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly-traded company.

(4)	On May 14, 2013, Emerge completed its IPO and trades on the NYSE under the ticker “EMES.” Emerge was formed when the Company’s prior investment, Direct Fuels, combined with two other private companies. As a result of the IPO, the Company received $23,110 in cash and 1,683,953 Emerge common units, which are subject to a lockup until November 4, 2013.

(5)	In determining the fair value for Plains GP LLC, the Company’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of KACALP, is a member of Plains GP LLC’s board of directors.

Certain private investment funds managed by KACALP may value their investment in Plains GP LLC based on non-public information, and, as a result, such valuation may be different than the Company’s valuation.

(6)	Unregistered security of a private company.

(7)	On March 5, 2013, the Company through a series of transactions exchanged its First Lien Term C Loan paid-in-kind debt investment and equity interest in ProPetro for $9,754 cash and $9,754 of principal in a First Lien Term B Loan. On September 30, 2013, ProPetro repaid in full the First Lien Term B Loan held by the Company ($9,730).

(8)	The Company’s investment in VantaCore includes 1,823 incentive distribution rights (18% of total outstanding incentive distribution rights) for which the Company assigns a value of zero.

(9)	The Class A Preferred Units are senior to the VantaCore Common Units in liquidation preference. The Class A Preferred Units have a liquidation preference of $17.50 per unit and were issued by VantaCore to holders of the common and preferred units to the extent that such units did not receive full cash distributions.

(10)	The Class B Preferred Units have a liquidation preference of $17.50 per unit and a minimum quarterly distribution of $0.3825 per unit and are senior to all other equity classes of VantaCore in distributions and liquidation preference.

(11)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At August 31, the cost basis of investments for federal income tax purposes was $271,963. At August 31, 2013, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$162,381
Gross unrealized depreciation of investments	(1,180)

Net unrealized appreciation	$161,201

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at August 31, 2013, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	One or More Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$417,870	$313,783	$—	$104,087
Debt investments	15,294	—	5,564	9,730

Total assets at fair value	$433,164	$313,783	$5,564	$113,817

The Company did not have any liabilities that were measured at fair value on a recurring basis at August 31, 2013. For the nine months ended August 31, 2013, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2013.

	Equity	Debt	Other Receivable	Total
Balance — November 30, 2012	$90,793	$13,645	$2,900	$107,338
Sales(1)	(28,510)	(4,354)	—	(32,864)
Realized gains (losses)(2)	12,730	(25,292)	119	(12,443)
Unrealized gains (losses), net(3)	21,854	25,755	—	47,609
Purchases	10,466	—	—	10,466
Issuances	1,754	—	—	1,754
Transfer out	(5,000)	—	—	(5,000)
Settlements(4)	—	(24)	(3,019)	(3,043)

Balance — August 31, 2013	$104,087	$9,730	$—	$113,817

(1)	Equity sales are comprised of Direct Fuels ($23,110) and ProPetro ($5,400). Debt sales are comprised of ProPetro ($4,354). On May 14, 2013, Direct Fuels merged with two other entities to form Emerge Energy Services LP (“Emerge”), which completed its IPO on such date. As a result of the IPO, the Company received $23,110 of cash and 1,683,953 Emerge common units. The Company’s fair value of these units as of the IPO was $26,337, which reflects a discount to the market price for such units.

On March 5, 2013, the Company completed an exchange of our First Lien Term C Loan and equity interest in ProPetro for cash ($9,754) and a First Lien Term B Loan ($9,754). At the time of the exchange, the value of the Term C Loan was $14,108 and the equity interest was $5,400. The amount of debt sales reflects the net impact of exchanging the Term C Loan ($14,108) for the Term B Loan ($9,754).

(2)	The Company recognized a $7,343 gain on the sale of Direct Fuels. The Company recognized a loss of $19,905 on the ProPetro exchange, which represents a gain of $5,387 on the equity and a loss of $25,292 on the debt. The Company also recognized a gain of $119 on the final settlement of International Resources Partners LP (“IRP”) (see footnote 4 below).

(3)	For the $47,609 of net unrealized gains presented above, $18,007 of such unrealized gain results from the reversal of the unrealized loss associated with the ProPetro exchange (now a realized loss) and $2,644 relates to the reversal of the unrealized gain attributable to the sale of the Company’s prior investment in Direct Fuels upon the Emerge IPO (now a realized gain). The remaining unrealized gains of $32,246 relate to investments that are still held at August 31, 2013.

(4)	On May 15, 2013, the Company received $3,019 for final settlement of the escrow in connection with the sale of IRP to James River Coal Company in April 2011. The Company estimated $2,900 for the fair value of the escrow receivable, and the cash received exceeded the balance estimated to be received.

The purchases of $10,466 relate to the Company’s additional investment of $460 in VantaCore Partners LP (“VantaCore”) (Class B Preferred units) and investments in Capital Product Partners, L.P. Class B Units ($5,006) and Inergy Midstream, L.P. common units ($5,000). The transfer out of $5,000 relates to the Company’s investment in Inergy Midstream, L.P. common units, which was purchased in the first quarter of fiscal 2013 and became marketable during the second quarter of fiscal 2013. The issuances of $1,754 relate to additional units received from Buckeye Partners, L.P. (Class B Units) and VantaCore (Class A Preferred units).

The Company’s investments are concentrated in the energy sector. The focus of the Company’s portfolio within the energy sector may present more risks than if the Company’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Company than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Company invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Company may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2013, the Company had the following investment concentrations.

Category	Percent of Total Assets
Securities of energy companies	99.5%
Equity securities	96.0%
Debt securities	3.5%
Public and private MLP securities	93.8%
Largest single issuer	10.8%
Restricted securities	27.4%

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 26, 2013 with a file number 811-22435.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2:    Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:    Exhibits.

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2013

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2013